CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)									2 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 06, 2024	Nov. 15, 2024	Oct. 16, 2024	Oct. 15, 2024	Feb. 27, 2024	Feb. 14, 2024	Feb. 09, 2023	Feb. 27, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2024	Feb. 08, 2023
Long term debt								$ 202,383
Interest rate								10.00%
Stock issued during period, value, new issues
Common shares issued in the settlement of convertible debt, shares	625,000	2,725,000	2,500,000	5,000,000
Stock issued during period value conversion of convertible securities				$ 556,401						1,077,444	$ 5,503,633
Ownership interest												44.16%
Interest expense								$ 0			$ 6,853
Common Stock [Member]
Stock issued during period, value, new issues										$ 42,500
Common shares issued in the settlement of convertible debt, shares										2,329,743	12,670,034
Stock issued during period value conversion of convertible securities										$ 2,330	$ 12,670
Shares outstanding	74,999,777									62,329,743	74,999,777	62,329,743
XCF And GL [Member] | Common Stock [Member]
Shares outstanding										20,450,000		20,450,000
XCF [Member] | Common Stock [Member]
Common shares issued in the settlement of convertible debt, shares												12,670,034
GL [Member] | Common Stock [Member]
Common shares issued in the settlement of convertible debt, shares												33,120,034
Convertible Notes [Member]
Interest rate					10.00%								10.00%
Stock issued during period, value, new issues					$ 2,000,000				$ 1,608,000
Conversion price per share					$ 0.40								$ 1
Convertible Notes [Member] | XCF And GL [Member]
Interest rate	10.00%	10.00%	10.00%								10.00%
Stock issued during period, value, new issues	$ 250,000	$ 1,090,000	$ 1,000,000
Conversion price per share	$ 0.40	$ 0.40	$ 0.40								$ 0.40
Convertible Notes [Member] | Purchase Agreement [Member]
Aggregate initial principal amount						$ 600,000	$ 1,210,383		$ 600,000
Aggregate initial principal amount						$ 164	$ 9,487
Accrued interest of debt shares						600,164	1,219,870